PENSION LIABILITIES, NET (Schedule Of Changes In Projected Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan [Abstract]
Projected benefit obligation at beginning of year	$ 2,123	$ 2,373
Service cost	16	18
Interest cost	47	47
Expenses paid	(227)	(143)
Exchange rates differences	121	(124)
Actuarial loss (gain)	97	(48)
Projected benefit obligation at end of year	$ 2,177	$ 2,123